Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS:
Cash	$ 19,921	$ 69,043
GST tax receivable	6,257	8,111
Prepaid expenses and other current assets	34,712	4,822
TOTAL CURRENT ASSETS	60,890	81,976
Security deposit - related party	2,220	2,303
Property and equipment, net	8,277	10,790
TOTAL ASSETS	71,387	95,069
CURRENT LIABILITIES:
Accounts payable	1,157,369	483,513
Accrued expenses and other payables	364,404	477,347
Convertible notes and related accrued interest, net of discounts and premiums	4,699,299	3,479,845
Loans payable		2,303
Embedded conversion option liabilities	371,532	877,403
Warrant derivative liability		3,769
Due to directors - related parties	32,898	35,204
Loans from directors and officer - related parties	54,753	56,802
Employee benefit liability	143,052	120,634
TOTAL CURRENT LIABILITIES	6,823,307	5,536,820
Commitments and Contingencies (See Note 9)
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 400,000,000 shares authorized; 46,429,423 and 4,578,284 shares issued; 46,404,945 and 4,553,806 outstanding as of June 30, 2018 and June 30, 2017, respectively	46,429	4,578
Additional paid-in capital	38,167,877	32,980,420
Accumulated other comprehensive income (loss)	357,929	(141,749)
Accumulated deficit	(45,282,678)	(38,243,523)
Treasury stock	(46,477)	(46,477)
TOTAL STOCKHOLDERS' DEFICIT	(6,751,920)	(5,441,751)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	71,387	95,069
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:	5,000	5,000
TOTAL STOCKHOLDERS' DEFICIT	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:
TOTAL STOCKHOLDERS' DEFICIT